UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009
                                                 -------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Aragon Global Management, LLC
Address:          180 North Stetson Ave, Suite 5350
                  Prudential Plaza
                  Chicago, IL 60601

Form 13F File Number:  28-12796
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Stephens
Title:   Chief Financial Officer
Phone:   312.267.6810

Signature, Place, and Date of Signing:

    /s/ Sean Stephens            Chicago, IL              August 14, 2009
------------------------        -------------             ---------------
    [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          -------------

Form 13F Information Table Entry Total:         21
                                          -------------

Form 13F Information Table Value Total:      $60,878
                                          -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


                                                    ARAGON GLOBAL MANAGEMENT, LLC
                                                              FORM 13F
                                                     QUARTER ENDED JUNE 30, 2009


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                             CLASS                          VALUE    SHRS OR SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
                             -----                          -----    ----------------  ----------     -----    ----------------
NAME OF ISSUER               TITLE                CUSIP    (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED NONE
--------------               ---------------    ---------  --------  ------- --- ----  ----------   --------   ----  ------ ----
------------------------------------------------------------------------------------------------------------------------------------
AEROPOSTALE                        COM          007865108     1,751    51,101 SH          SOLE               51,101
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APOLLO GROUP INC                   CL A         037604105     1,455    20,458 SH          SOLE               20,458
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ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH    03938L104     5,067   153,169 SH          SOLE              153,169
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC                      COM          12572Q105     1,246     4,005 SH          SOLE                4,005
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COMMSCOPE INC                      COM          203372107     5,762   219,415 SH          SOLE              219,415
------------------------------------------------------------------------------------------------------------------------------------
DISCOVERY COMMUNICATNS NEW      COM SER A       25470F104     6,122   271,977 SH          SOLE              271,977
------------------------------------------------------------------------------------------------------------------------------------
DOMINOS PIZZA INC                  COM          25754A201     2,097   280,006 SH          SOLE              280,006
------------------------------------------------------------------------------------------------------------------------------------
GRAFTECH INTL LTD                  COM          384313102     1,209   106,922 SH          SOLE              106,922
------------------------------------------------------------------------------------------------------------------------------------
ITT EDUCATIONAL SERVICES INC       COM          45068B109     2,917    28,978 SH          SOLE               28,978
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MANPOWER INC                       COM          56418H100       702    16,590 SH          SOLE               16,590
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MORGAN STANLEY                   COM NEW        617446448     3,234   113,433 SH          SOLE              113,433
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OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR     68370R109     2,179   185,121 SH          SOLE              185,121
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PRICELINE COM INC                COM NEW        741503403     5,841    52,358 SH          SOLE               52,358
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SAPIENT CORP                       COM          803062108     2,158   343,086 SH          SOLE              343,086
------------------------------------------------------------------------------------------------------------------------------------
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR     81941Q203     2,023    38,647 SH          SOLE               38,647
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SHINHAN FINANCIAL GROUP CO L  SPN ADR RESTRD    824596100     1,436    28,243 SH          SOLE               28,243
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SINA CORP                          ORD          G81477104     1,454    49,308 SH          SOLE               49,308
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SOUTHERN COPPER CORP               COM          84265V105       289    14,128 SH          SOLE               14,128
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STARWOOD HOTELS&RESORTS WRLD       COM          85590A401     1,772    79,807 SH          SOLE               79,807
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TELLABS INC                        COM          879664100     5,864 1,023,328 SH          SOLE            1,023,328
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VIRGIN MEDIA INC                   COM          92769L101     6,300   673,809 SH          SOLE              673,809
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